Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 8-K
Document Period End Date	Aug. 13, 2024
Entity File Number	000-56239
Entity Registrant Name	Quality Industrial Corp.
Entity Central Index Key	0001393781
Entity Tax Identification Number	35-2675388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	315 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	800
Local Phone Number	706-0806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.001
Trading Symbol	QIND
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false